Accounts Receivable,Net - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for bad debt expense	$ 8	$ 159	$ 47	$ 155